Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 2,914.1	$ 2,992.9	$ 3,068.1
Unearned premiums	49.9	54.5	28.1
Claims and benefits payable	1,190.5	1,266.1	1,412.9
Premium revenues	4.8	5.5	180.3
Net investment income	64.6	64.2	97.8
Benefits claims, losses and settlement expenses	63.1	58.6	152.7
Other operating expenses	$ 9.9	$ 22.5	$ 143.8